Taxes	9 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Taxes

Note 16 – Taxes

Income tax

SinoCoking is subject to the United States federal income tax provisions. Top Favour is a tax-exempt company incorporated in the British Virgin Islands. All of the Company’s businesses are conducted by its PRC subsidiary and VIEs, namely Hongyuan, Hongli, Baofeng Coking, Hongchang Coal, Shunli Coal, Xingsheng Coal, Shuangrui Coal, Hongguang Power and Zhonghong.

Hongyuan, Hongli, Baofeng Coking, Hongguang Power, Shunli Coal, Xingsheng Coal, Shuangrui Coal and Zhonghong are subject to 25% enterprise income tax rate in China.

As approved by the local tax bureau, Hongchang Coal’s total income tax obligation for each of the calendar years 2011 and 2010 and is approximately $380,000 (RMB 2,520,000), regardless of its actual taxable income during such period. However, Hongchang Coal has not been required to pay income tax since its operations were halted in September 2011.

There are no estimated tax savings from the foregoing reduced tax rate for the three months ended March 31, 2012. The estimated tax savings from the foregoing reduced tax rate amounted to $506,070 for the three months ended March 31, 2011. If the statutory income tax had been applied, the Company’s basic and diluted earnings per share would have decreased from $0.81 to $0.79 for the three months ended March 31, 2011.

The estimated tax savings from the foregoing reduced tax rate amounted to $322,039 and $1,068,736 for the nine months ended March 31, 2012 and 2011, respectively. If the statutory income tax had been applied, the Company’s basic and diluted earnings per share would have decreased from $0.59 to $0.57 for the nine months ended March 31, 2012, and from $1.22 to $1.17 for the nine months ended March 31, 2011.

The provision for income taxes consisted of the following:

	For the three months ended March 31,		For the nine months ended March 31,
	2012	2011	2012	2011
US current income tax expense	$-	$-	$-	$-
BVI current income tax expense	-	-	-	-
PRC current income tax expense	576,341	1,222,473	2,983,158	3,450,074
Total provision for income taxes	$576,341	$1,222,473	$2,983,158	$3,450,074

SinoCoking is incorporated in the U.S. and has incurred a net operating loss for income tax purposes for 2011. As of March 31, 2012, the estimated net operating loss carryforwards for U.S. income tax purposes was approximately $1,683,000, which may be available to reduce future years’ taxable income. The net operating loss carry forward will expire through 2031 if not utilized. Management believes that the realization of the benefits arising from this loss appears to be uncertain due to the Company’s limited operating history and continuing losses for U.S. income tax purposes. Accordingly, the Company has provided a 100% valuation allowance at March 31, 2012 and June 30, 2011, respectively. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.

The following table reconciles the valuation allowance for the three and nine months ended March 31, 2012 and 2011.

	For three months ended		For nine months ended
	March 31, 2012	March 31, 2011	March 31, 2012	March 31, 2011
Beginning balance	$533,000	$442,000	$454,000	$276,000
Additions	38,000	-	117,000	166,000
Deductions	-	(85,000)	-	(85,000)
Ending balance	$571,000	$357,000	$571,000	$357,000

The Company has cumulative undistributed earnings of foreign subsidiaries of approximately $42.9 million as of March 31, 2012, which was included in consolidated retained earnings and will continue to be reinvested in its operations in China.  Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if we concluded that such earnings will be remitted in the future.

Value added tax

The Company incurred VAT on sales and VAT on purchases in the PRC amounting to $2,871,690 and $2,105,635 for the three months ended March 31, 2012, respectively, and $4,038,852 and $3,389,965 for the three months ended March 31, 2011, respectively.

The Company incurred VAT on sales and VAT on purchases in the PRC amounting to $10,067,457 and $8,126,340 for the nine months ended March 31, 2012, respectively, and $10,017,148 and $6,691,421 for the nine months ended March 31, 2011, respectively.

Sales and purchases are recorded net of VAT collected and paid, as the Company acts as an agent for the government.

Taxes payable

Taxes payable as of March 31, 2012 and June 30, 2011 consisted of the following:

	March 31, 2012	June 30, 2011
VAT	$447,683	$888,602
Income tax	1,037,407	1,710,717
Others	202,840	257,352
Total taxes payable	$1,687,930	$2,856,671